Fair value measurement - Fair value hierarchy (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair value measurement
Assets transfer out of Level 1 into Level 2	₨ 0	₨ 0
Assets transfer out of Level 2 into Level 1	0	0
Liabilities transfer out of Level 1 into Level 2	0	0
Liabilities transfer out of Level 2 into Level 1	0	0
Assets transfers into Level 3 fair value measurements	0	0
Assets transfers out of Level 3 fair value measurements	0	0
Liabilities transfers into Level 3 fair value measurements	0	0
Liabilities transfers out of Level 3 fair value measurements	0	0
Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	1,218,266	1,573,802
Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	4,183,724	6,989,660
Fair value
Fair value measurement
Financial liabilities, at fair value	2,204,795	2,753,363
Fair value | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	418,266	383,793
Fair value | Liability for acquisition of business | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	800,000
Fair value | Borrowings | Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	986,529	1,179,560
Fair value | Assets for which fair value is disclosed
Fair value measurement
Financial assets, at fair value	1,063,024	1,295,448
Fair value | Assets for which fair value is disclosed | Term deposits
Fair value measurement
Financial assets, at fair value	755,324	1,029,533
Fair value | Assets for which fair value is disclosed | Other financial assets
Fair value measurement
Financial assets, at fair value	307,700	265,915
Level 1
Fair value measurement
Financial liabilities, at fair value	418,264	383,699
Level 1 | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	418,264	383,699
Level 2
Fair value measurement
Financial liabilities, at fair value	986,529	1,179,560
Level 2 | Borrowings | Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	986,529	1,179,560
Level 2 | Assets for which fair value is disclosed
Fair value measurement
Financial assets, at fair value	1,063,024	1,295,448
Level 2 | Assets for which fair value is disclosed | Term deposits
Fair value measurement
Financial assets, at fair value	755,324	1,029,533
Level 2 | Assets for which fair value is disclosed | Other financial assets
Fair value measurement
Financial assets, at fair value	307,700	265,915
Level 3
Fair value measurement
Financial liabilities, at fair value	800,002	1,190,103
Level 3 | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	2	₨ 94
Level 3 | Liability for acquisition of business | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	₨ 800,000